STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($)							1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 14, 2020	Sep. 05, 2018	Sep. 05, 2018	Jul. 19, 2018	Feb. 03, 2017	Jun. 18, 2013	Jul. 19, 2018	Jun. 18, 2013	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2020	Jul. 01, 2020	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum									79.44%		79.44%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum									119.44%		119.44%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum									0.13%		0.13%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum									2.85%		3.23%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate									0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate									0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term									5 years 7 months 6 days		5 years 7 months 6 days
Common Stock, Shares Authorized									800,000,000		800,000,000	300,000,000		800,000,000	300,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									975,000		3,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares									16,587,085		16,077,006
Proceeds from Stock Options Exercised											$ 0	$ 32,400
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											100.00%
Non-Employee Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense									$ 0	$ 40,000	$ 220,000	397,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense									26,000	76,000	288,000	483,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense									$ 60,000	83,000	390,000	347,000
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense											$ 0	0
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									19,179,212		19,179,212
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									8,692,500		7,717,500
Consultants [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		100,000	100,000
Employees, Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense									$ 86,000	$ 159,000	$ 678,000	$ 830,000
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase In Aggregate Number Of Shares													3,000,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition									1 year 4 months 28 days		1 year 9 months 18 days
Common Stock, Shares Authorized											28,114,256		31,114,256
Share-based compensation arrangement by share-based payment award, number of additional shares authorized						3,000,000		3,000,000
Stock Issued During Period, Shares, New Issues											477,269
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0	0	0	87,567
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,437,433
Proceeds from Stock Options Exercised												$ 32,400
2013 Stock Incentive Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			90 days
2013 Stock Incentive Plan | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		90 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%
2013 Stock Incentive Plan | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		365 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		50,000	50,000
Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant									6,873,199		4,750,008
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total											$ 268,000
Plan 2013 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	90 days
Plan 2013 [Member] | Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0		2,685,000
Plan 2013 [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									975,000		690,000
Plan 2013 [Member] | Consultants [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Other		50,000		220,000			220,000
Plan 2013 [Member] | Employees, Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense									$ 265,000
Plan 2013 [Member] | Board of Directors And Management [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted				745,000	1,750,000		745,000